Summary of Significant Accounting Policies - Long-Lived Assets, Including Definite-Lived Intangible Assets (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Impairment charges	$ 0	$ 0	$ 0
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives for lived intangible assets	3 years	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives for lived intangible assets	8 years	8 years